J. & W. Seligman & Co.
                                  Incorporated


                                                                     May 2, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Seligman  High Income  Fund  Series (the  "Fund") and each of its:
     Seligman  High-Yield  Bond Series and
     Seligman U.S.  Government  Securities Series (the "Series")
     Post-Effective Amendment No. 31
     File Nos. 2-93076 and 811-4103

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the individual Prospectuses and combined Statement of Additional Information for the Fund and each of its Series, that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2002.

     If you have any questions, please do not hesitate to call me at (212) 850-1375.


                                                     Very truly yours,

                                                     /s/Jennifer G. Muzzey

                                                     Jennifer G. Muzzey
                                                     Legal Assistant
                                                     Law & Regulation

JGM/jgm

           100 Park Avenue o New York, New York 10017 o (212) 850-1864